Standpoint Multi-Asset Fund
Consolidated Schedule of Investments
January 31, 2026 (Unaudited)
Exchange-Traded Funds — 60.27% Shares Fair Value
iShares Core MSCI International Developed Markets ETF 469,800 $ 40,548,438
iShares Core MSCI Total International Stock ETF 444,400 39,733,804
iShares Core S&P 500 ETF 104,800 72,839,144
Schwab US Large-Cap ETF 2,657,500 72,390,300
SPDR Portfolio S&P 500 ETF 889,500 72,405,300
Vanguard FTSE All-World ex-US ETF 510,200 39,657,846
Vanguard S&P 500 ETF 114,600 72,910,812
Vanguard Total International Stock ETF 494,500 39,391,870
Total Exchange-Traded Funds
    (Cost $309,132,175) 449,877,514
U.S. Government & Agencies — 9.41%
(a)(b)
Principal
Amount Fair Value
United States Treasury Bill, 3.53%, 3/26/2026 $ 35,293,000 35,108,699
United States Treasury Bill, 3.53%, 4/28/2026 35,408,000 35,110,695
Total U.S. Government & Agencies
    (Cost $70,224,399) 70,219,394
Total Investments — 69.68%
    (Cost $379,356,574) 520,096,908
Other Assets in Excess of Liabilities — 30.32%
(c)
226,360,970
Net Assets — 100.00% $ 746,457,878
(a) The rate shown represents effective yield at time of purchase.
(b) Non-income producing security.
(c) Includes cash held as margin for futures contracts.
ETF - Exchange-Traded Fund.
SPDR - Standard & Poor's Depositary Receipt.

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts
January 31, 2026 (Unaudited)
Contracts Expiration Date Notional Value
Value and
Unrealized
Appreciation
(Depreciation)
LONG CONTRACTS
ASX SPI 200 Index Future 13 March 2026 $ 1,997,893 $ 40,066
Australian Dollar Currency Future 222 March 2026 15,477,840 631,790
British Pound Currency Future 225 March 2026 19,261,406 (69,257)
Carbon Emissions Future
(a)
167 December 2026 16,093,952 (917,372)
Coffee "C" Future
(a)
24 March 2026 2,990,250 (502,800)
Copper Future
(a)
50 March 2026 16,400,424 2,350,155
Copper Future
(a)
80 March 2026 11,848,000 300,512
E-Mini S&P 500 Index Future 369 March 2026 128,518,088 2,045,177
Euro Foreign Exchange Currency Future 983 March 2026 146,135,238 10,046
Euro Stoxx 50 Index Future 392 March 2026 27,665,941 885,605
Euro-BTP Italian Bond Future 120 March 2026 17,235,768 75,911
FTSE 100 Index Future 88 March 2026 12,269,618 353,020
Gold Future
(a)
160 April 2026 75,921,600 (5,900,450)
Hang Seng Index Future 14 February 2026 2,464,107 38,907
Long Gilt Future 396 March 2026 49,228,392 (807,564)
Mexican Peso Currency Future 275 March 2026 7,865,000 321,295
MSCI EAFE Index Future 89 March 2026 13,513,760 716,240
MSCI Singapore Index Future 26 February 2026 939,899 (7,638)
Nikkei 225 Index Future 30 March 2026 10,349,440 565,460
Platinum Future
(a)
31 April 2026 3,288,480 161,120
Primary Aluminum Future
(a)
134 March 2026 10,511,999 814,010
S&P Toronto Stock Exchange 60 Index 32 March 2026 8,708,151 8,044
Silver Future
(a)
64 March 2026 25,129,920 8,367,210
Swiss Franc Currency Future 106 March 2026 17,244,875 64,287
TOPIX Future 86 March 2026 19,877,102 1,040,342
Zinc Future
(a)
37 March 2026 3,156,008 310,982
$ 10,895,098
SHORT CONTRACTS
Canola Future
(a)
(41) March 2026 $ (390,238) $ (12,577)
Cboe Volatility Index Future (86) February 2026 (1,637,853) (86,623)
Cocoa Future
(a)
(55) March 2026 (2,192,293) 1,191,998
Cocoa Future
(a)
(44) March 2026 (1,832,600) 676,300
Corn Future
(a)
(342) March 2026 (7,323,075) 398,800
Cotton No. 2 Future
(a)
(118) March 2026 (3,727,030) 127,485
Euro-BUND 10-Year Bond Future (227) March 2026 (34,504,969) (182,830)
Euro-BUXL 30-Year Bond Future (120) March 2026 (15,637,571) 184,957
Hard Red Winter Wheat Future
(a)
(81) March 2026 (2,206,238) (14,900)
Japanese 10-Year Bond Future (73) March 2026 (62,079,387) 874,353
Japanese Yen Currency Future (341) March 2026 (27,678,544) 16,319
Mill Wheat Future
(a)
(222) March 2026 (2,557,134) (22,876)
Sugar No. 11 Future
(a)
(337) March 2026 (5,386,069) 742,862
Wheat Future
(a)
(188) March 2026 (5,057,199) (71,799)
White Sugar Future
(a)
(51) February 2026 (1,033,005) 21,435
$ 3,842,904

Standpoint Multi-Asset Fund
Consolidated Schedule of Futures Contracts (continued)
January 31, 2026 (Unaudited)
(a) Holding of the Standpoint Multi-Asset (Cayman) Fund, Ltd.